Semi
Annual
Report

                                                           November 30, 1997

Franklin's AGE High Income Fund


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.



GRAPHIC PICTURE OMITTED



Rupert H. Johnson, Jr.
President
Franklin's AGE High Income Fund



CONTENTS


Shareholder Letter              1

Managers' Discussion            4

Performance Summary
 Class I                        9
 Class II                      11
 Advisor Class                 13

Financial Highlights &
Statement of Investments       15

Financial Statements           26

Notes to
Financial Statements           29



SHAREHOLDER LETTER

Dear Shareholder:

It's a pleasure to bring you Franklin's AGE High Income Fund semi-annual report for the period ended November 30, 1997.

A Glimpse at the Economy

During the six months under review, the U.S. economy continued its expansion. Just prior to the beginning of the period, in March, the Federal Reserve Board (the Fed) raised short-term interest rates from 5.25% to 5.50%. This 25 basis point increase was the Fed's response to tightening labor markets and an overall concern that possible wage demands could lead to increased inflationary pressures. The rate hike had its desired effect. Economic growth slowed slightly and interest rates stabilized, reversing their general rising trend and ending the period down from where they began. The 30-year U.S. Treasury bond started the six-month period yielding 6.92%, and finished at 6.04% on November 30, 1997.1

Even with continued strong economic growth, there have been remarkably few signs of increased inflation. This low inflation, combined with a balanced budget agreement between the President and Congress, greatly contributed to a beneficial environment of falling interest rates throughout the majority of the reporting period. Consumer spending strengthened toward the end of the period and the stock market -- despite a stumble at the end of October -- remained near all-time highs. However, with the recent Asian market slowdown, growth rates in this country and abroad appear to be moderating.


1.  Source:  Federal  Reserve  H15  Report,  30-year  Constant  Maturity  Index,
11/30/97.


The Tale of the Tortoise and the Hare

We can't promise that a positive economic environment will continue. It is important to remember, then, that markets correct -- in our opinion, it is desirable for them to do so. Consequently, investor concern about volatility and the market's direction prompts us to comment on the importance of having your own long-term investment strategy. And when you consider your investment strategy, are you a tortoise or a hare?

We all know that familiar story: The tortoise won the race because he had a plan and stuck to it, not allowing the hare's fast start to distract him. Much like the tortoise, successful investors historically have achieved good results through setting goals, diversifying their assets, and having patience. Wise investors think like the tortoise. They know mutual fund investments are long term, so daily market fluctuations and short-term volatility have minimal impact on their overall investment goals. They understand that patience and discipline are keys to successful investing. Remember, it's time -- not timing -- that makes the difference.

We encourage you to discuss your financial goals with your investment representative. He or she can address concerns about volatility and help you diversify your investments and stay focused on the long term. Mutual funds offer a level of diversification that is almost impossible for individual investors to achieve on their own.

Regardless  of  the  market's  direction,   Franklin   Templeton's   disciplined
investment strategy remains the same: All of our portfolio managers are dedicated to providing shareholders like you with careful selection and constant professional supervision. As always, we appreciate your support, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,



Rupert H. Johnson, Jr.
President
Franklin's AGE High Income Fund




GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT




MANAGERS' DISCUSSION

Your Fund's Objective: Franklin's AGE High Income Fund seeks to provide investors with high, current income, with a secondary objective of principal appreciation. The fund invests in a diversified portfolio consisting primarily of high yield, lower-rated corporate bonds.

Overview

We are pleased to report that, for the six-month period ended November 30, 1997, Franklin's AGE High Income Fund provided a +7.46% cumulative total return to Class I shareholders, as discussed in the Performance Summary on page 9. Additionally, the fund outperformed its benchmark index -- the unmanaged CS First Boston High Yield Index -- which returned +6.82%, including reinvested dividends, during the reporting period.1

Over the past six months, benign inflation and declining interest rates led to higher employment, accelerating economic activity, and tighter capacity utilization. Following these trends, corporate profits climbed and stock market valuations rose to the higher end of their historical range, providing a solid foundation for the performance of high-yield corporate bonds.


1. Index is unmanaged; one cannot invest in it directly.


Portfolio Update

Media and Broadcasting

Dominated by ongoing, rapid consolidation and government deregulation, the media and broadcasting sectors exhibited strong performance during the reporting period. A healthy advertising environment also sustained the merger activity within these sectors, helping to create larger, more diversified corporations. Sinclair Broadcasting Group, one of the nation's largest television broadcasters, played an active role in this consolidation, and we benefited from this holding's increased credit profile. Within the realm of radio broadcasting, our holdings of EZ Communications, Inc. enjoyed healthy performance following its acquisition by CBS/Westinghouse. This merger also boosted the credit quality of EZ's bonds -- another positive note.

Wireless Communications

The industry experienced rapid subscriber growth driven primarily by declining costs of service, the increasing mobility of the general population, and a continued movement toward a service-based economy. Our holdings in Nextel Communications and Sygnet Wireless, Inc., in particular, profited from these trends. Nextel enjoyed a large capital gain as a result of the company's successful introduction of its new, wireless powerFone. At the same time, consolidation of the U.S. rural cellular phone industry benefited our holdings of Sygnet. Seeking to take full advantage of these trends, we maintained our large weighting in this sector, at 9.8% of total net assets on November 30, 1997.


Top Five Holdings
11/30/97

Company                  % of Total
(INDUSTRY)               NET ASSETS
-----------------------------------
Vencor, Inc.
(INDUSTRIAL)               1.36%

SFX Broadcasting, Inc.
(BROADCASTING)             1.16%

Outdoor Systems, Inc.
(INDUSTRIAL)               1.12%

LTV Corp.
(INDUSTRIAL)               1.05%

Chancellor Media Corp.
(INDUSTRIAL)               1.01%


For a complete list of portfolio holdings, please see page 18 of this report.


Telecommunication

Telecommunication has strengthened on the back of two major industry trends: consolidation and deregulation. The 1996 Telecommunications Act has opened many local markets to competition, and this deregulation has benefited CLEC (Competitive Local Exchange Carriers) holdings such as Nextlink which have begun to take market share from RBOCs (Regional Bell Operating Companies) like Pacific Bell and Atlantic Bell. Although -- in absolute terms -- the total industry market share remains small, overall market share growth on a company level has been significant in many ways.

Consolidation, on the other hand, has manifested itself in increased merger activity. In late September, two notable mergers were announced -- between WorldCom and MCI, and MCI and Brooks Fiber. This set off a price rally, benefiting our bond holding in IntelCom and Intermedia.

Automotive

As the economy grew, our holdings in such auto suppliers as Collins & Aikman Products became beneficiaries of this positive environment. We closely monitor the effects of two trends, out-sourcing and "transplants" -- foreign automaker manufacturing plants located in the U.S. We expect that, after a year of high production, production levels in this field should stabilize in the coming year.

Cable Television

We continued our search for companies in larger metropolitan areas that take advantage of "clustering" strategies (which seek to minimize overhead cost by maximizing the number of subscriptions in a given geographical area). Such a positive industry trend made this a profitable sector for the fund, and Cablevision Systems Corp., in particular, was a strong performer. By rapidly improving its technology, the company was able to offer new systems and services. Notably, in August 1997, Standard & Poor's, a national credit rating agency, recognized Cablevision Systems Corp.'s performance and upgraded its rating on subordinated notes (junior claims) from B to BB-.2

Energy

In general, holdings in this sector benefited from strong industry fundamentals, as stable commodity prices allowed companies to increase production and reserves. Our holdings in such companies as Energy Ventures, Mesa Operating Co., and Gulf Canada Resources, Ltd. contributed favorably to the fund during the reporting period, due largely to material credit improvement.

Food Retailing

Ongoing consolidation and cost-cutting in the food retailing sector bolstered the healthy performance of such holdings as Ralphs Grocery Co., whose plans to merge with Fred Meyer may prove beneficial in the coming year. We also profited from our holdings in International Home Foods, which recently went public and made some successful acquisitions that contributed to this holding's strong performance.


2. This does not indicate Standard & Poor's rating of the fund.


Financial Services

This sector displayed strong performance over the reporting period due largely to our holding in Homeside Finance, Inc. This company was purchased by an A-rated bank (National Australian Bank, or NAB) and, as a result, experienced strong price appreciation and ratings improvement on the heels of the buyout.

Looking Forward

We hold a favorable outlook for the high yield bond market, in general, and for Franklin's AGE High Income Fund, in particular. Recent economic data suggests continued, moderate economic growth with low inflation. If this environment persists, high-yield corporate bonds should remain attractive investments over the short- to intermediate-term, and this would bode favorably for the fund.

Please remember, this discussion reflects our views and opinions as of November 30, 1997, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and portfolio holdings. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.


Sincerely,



Christopher Molumphy
Portfolio Manager
Franklin's AGE High Income Fund


PERFORMANCE SUMMARY

Class I

The share price of Franklin's AGE High Income Fund - Class I, as measured by net asset value, increased 8.0 cents from $2.90 on May 31, 1997 to $2.98 on November 30, 1997. During the six-month reporting period, the fund paid income distributions totaling 13.2 cents ($0.132) per share. Distributions will vary based on the earnings of the fund's portfolio, and past distributions are not predictive of future trends.

Based on an annualization of November's monthly per share dividend of 2.2 cents ($0.022) and the maximum offering price of $3.11 on November 30, 1997, your fund's distribution rate was 8.49%.

The fund posted a cumulative total return of +7.46% for the six-month period ended November 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the initial sales charge.

Although we expect market volatility in the short term, we have always maintained a long-term perspective in managing Franklin's AGE High Income Fund, and we encourage shareholders to do the same. Class I shares, for example, provided a cumulative total return of +76.72% over the past five years, as shown in the table on page 10.


Class I
Dividend Distributions
6/1/97 - 11/30/97

                      Dividend
MONTH                 PER SHARE
--------------------------------
June                  2.2 cents

July                  2.2 cents

August                2.2 cents

September             2.2 cents

October               2.2 cents

November              2.2 cents
--------------------------------
Total                13.2 cents



Class I
Periods ended 11/30/97

                                                               Since
                                                             Inception
                              1-Year    5-Year    10-Year    (12/31/69)
--------------------------------------------------------------------------------

Cumulative Total Return1       13.29%   76.72%    187.29%     1011.29%

Average Annual Total Return2    8.39%   11.09%     10.64%        8.84%

Value of $10,000 Investment3  $10,839  $16,922    $27.476     $106.311

Distribution Rate4             8.49%

30-Day Standardized Yield5     8.04%

                              1993    1994    1995    1996    1997

Fiscal Year Total Return6     16.75%  -0.85%  17.89%  13.87%  13.29%


1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include the sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, maximum 4.25% initial sales charge.
3. These figures represent the value of a hypothetical $10,000 investment in the fund over the specified periods and include the sales charges.
4. Distribution rate is based on an annualization of November's 2.2 cent per share monthly dividend and the maximum offering price of $3.11 on November 30, 1997.
5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended November 30, 1997. The fund's high distribution rate and yield reflect the higher credit risk associated with certain lower-rated securities in the fund's portfolio and, in some cases, the lower market prices for these instruments.
6. Fiscal year total return represents the change in value of an investment over the indicated periods and excludes sales charges. Prior to July 1, 1994, fund shares were offered at a lower initial sales charge with dividends reinvested at the offering price; thus, actual total returns would differ. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a Rule 12b-1 plan, which affects subsequent performance.
All total return calculations assume reinvestment of dividends and any capital gains at net asset value. Your investment return and principal value will fluctuate with market conditions and you may have a gain or loss when you sell your shares.


Class II

The share price of Franklin's AGE High Income Fund - Class II, as measured by net asset value, increased 8.0 cents, from $2.90 on May 31, 1997, to $2.98 on November 30, 1997. During the six-month reporting period, the fund paid income distributions totaling 12.4 cents ($0.124) per share. Distributions vary based on the earnings of the fund's portfolio, and past distributions are not necessarily predictive of future trends.

Based on an annualization of November's monthly dividend of 2.07 cents per share and the offering price of $3.01 on November 30, 1997, your fund's distribution rate was 8.25%.

The fund posted a cumulative total return of +7.16% for the six-month period ended November 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the initial sales charge.

Although we expect market volatility in the short term, we have always maintained a long-term, perspective in managing Franklin's AGE High Income Fund, and we encourage shareholders to do the same.


Class II
Dividend Distributions
6/1/97 - 11/30/97

                      Dividend
MONTH                 PER SHARE
---------------------------------
June                  2.06 cents

July                  2.07 cents

August                2.07 cents

September             2.07cents

October               2.06 cents

November              2.07 cents
---------------------------------
Total                12.4 cents



Class II
Periods ended 11/30/97

                                              Since
                                            Inception
                                 1-YEAR     (5/1/95)
-----------------------------------------------------
Cumulative Total Return1          12.63%      34.25%

Average Annual Total Return2      10.48%      11.80%

Value of $10,000 Investment3     $11,048     $13,281

Distribution Rate4            8.25%

30-Day Standardized Yield5    7.77%


1. Cumulative total return measures the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the specified periods and reflects the 1.0% initial sales charge and the 1.0% contingent deferred sales charge, applicable to shares redeemed within 18 months of investment.
3. These figures represent the value of a hypothetical $10,000 investment in the fund over the specified periods and include the sales charges.
4. Based on an annualization of November's 2.07 cent per share monthly dividend and the maximum offering price of $3.01 on November 30, 1997.
5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended November 30, 1997. The fund's high distribution rate and yield reflect the higher credit risk associated with certain lower-rated securities in the fund's portfolio and, in some cases, the lower market prices for these instruments.
All total return calculations assume reinvestment of dividends and any capital gains at net asset value. Your investment return and principal value will fluctuate with market conditions and you may have a gain or loss when you sell your shares.


Advisor Class

The share price of Franklin's AGE High Income Fund - Advisor Class, as measured by net asset value, increased 8.0 cents, from $2.90 on May 31, 1997, to $2.98 on November 30, 1997. During the six-month reporting period, your fund paid income distributions totaling 13.38 cents ($0.1338) per share. Distributions will vary based on the earnings of the fund's portfolio, and past distributions are not predictive of future trends.

Based on an annualization of November's monthly dividend of 2.23 cents ($0.0223) per share and the share price of $2.98 on November 30, 1997, your fund's distribution rate was 8.98%.

For the six-month period ended November 30, 1997, your fund posted a cumulative total return of +7.53%. Cumulative total return measures the change in value of an investment assuming reinvestment of all distributions.


Advisor Class
Dividend Distributions
6/1/97 - 11/30/97

                      Dividend
MONTH                 PER SHARE
--------------------------------
June                  2.23 cents

July                  2.23 cents

August                2.23 cents

September             2.23 cents

October               2.23 cents

November              2.23 cents
--------------------------------
Total                13.38 cents



Advisor Class
Period ended 11/30/97

                                                                         Since
                                                                       Inception
                                  1-YEAR*     5-YEAR*     10-YEAR*     (1/2/97)*
--------------------------------------------------------------------------------
Cumulative Total Return1           13.40%      76.89%     187.58%      1012.33%

Average Annual total Return2       13.40%      12.08%      11.14%         9.01%

Value of $10,000 Investment3      $11,340     $17,689     $28,758      $111,233

Distribution Rate4            8.98%

30-Day Standardized Yield5    8.49%

                        11/30/93    11/30/94    11/30/95    11/30/96    11/30/97

One-Year Total Return*,6  17.19%     -0.85%      17.89%      13.87%      13.40%


*On January 2, 1997, the fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or Rule 12b-1 plans. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of the Class I expenses, including 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance including the deduction of all fees and expenses applicable only to that class. This was a period of generally rising security prices.

1. Cumulative total return measures the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the specified periods.
3. These figures represent the value of a hypothetical $10,000 investment in the fund over the specified periods and include the sales charges.
4. Distribution rate is based on an annualization of November's 2.23 cent per share monthly dividend and the net asset value price of $2.98 on November 30, 1997.
5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended November 30, 1997. The fund's high distribution rate and yield reflect the higher credit risk associated with certain lower-rated securities in the fund's portfolio and, in some cases, the lower market prices for these instruments.
6. Fiscal year total return represents the change in value of an investment over the periods indicated on the specific dates and does not includes the sales charge.
All total return calculations assume reinvestment of dividends and capital gains at net asset value. Your investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.



FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND
Financial Highlights

                                                                      CLASS I
                                        ------------------------------------------------------------------
                                       Six Months Ended
                                       November 30, 1997             YEAR ENDED MAY 31,
                                                          ------------------------------------------------
                                          (UNAUDITED)     1997       1996       1995       1994       1993
                                        ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)
Net asset value, beginning of period         $2.90        $2.79      $2.77      $2.70      $2.81      $2.72
                                        -------------------------------------------------------------------
Income from investment operations:
 Net investment income                         .13          .26        .25        .26        .27        .30
 Net realized and unrealized
gains (losses)                                 .08          .11        .03        .07       (.11)       .05
                                        -------------------------------------------------------------------
Total from investment operations               .21          .37        .28        .33        .16        .35
                                        -------------------------------------------------------------------
Less distributions from net
investment income                             (.13)        (.26)      (.26)      (.26)      (.27)      (.26)
                                        --------------------------------------------------------------------
Net asset value, end of period                2.98         2.90       2.79       2.77       2.70       2.81
                                        ===================================================================

Total return**                                7.46%       14.09%     10.75%     13.34%      5.19%     13.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)        $2,945,746   $2,638,914  $2,183,738  $1,908,853 $1,817,481 $1,935,919
Ratios to average net assets:
 Expenses                                      .72%*        .71%       .70%       .66%       .59%       .56%
 Net investment income                        9.12%*       9.31%      9.07%      9.71%      9.61%     10.78%
Portfolio turnover rate                       7.30%       20.01%     19.87%     28.56%     42.32%     38.33%



*Annualized.
**Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized. Prior to May 1, 1994, dividends from net investment income were reinvested at the offering price.


                                                                                CLASS II
                                                       ------------------------------------------------------
                                                        Six Months Ended
                                                        November 30, 1997       YEAR ENDED MAY 31,
                                                                             --------------------------------
                                                           (UNAUDITED)        1997         1996        19951
                                                       ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                          $2.90           $2.79        $2.77        $2.76
                                                       ------------------------------------------------------
Income from investment operations:
 Net investment income                                          .13             .25          .25           --
 Net realized and unrealized gains                              .07             .11          .02          .01
                                                       ------------------------------------------------------
Total from investment operations                                .20             .36          .27          .01
                                                       ------------------------------------------------------
Less distributions from net investment income                  (.12)           (.25)        (.25)          --
                                                       ------------------------------------------------------
Net asset value, end of period                                $2.98           $2.90        $2.79        $2.77
                                                       ======================================================

Total return**                                                 7.16%          13.41%       10.06%         .36%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                           $253,669        $151,073      $46,064        $713
Ratios to average net assets:
 Expenses                                                      1.25%*          1.25%        1.25%        1.14%*
 Net investment income                                         8.56%*          8.75%        8.50%        6.91%*
Portfolio turnover rate                                        7.30%          20.01%       19.87%       28.56%



*Annualized.
**Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.
1For the period May 16, 1995 (effective date) to May 31, 1995.



                                                                        ADVISOR CLASS
                                                              ------------------------------
                                                               Six Months Ended
                                                               November 30, 1997   Period Ended
                                                                  (UNAUDITED)      MAY 31, 19972
                                                              ------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                                 $2.90            $2.90
                                                              ------------------------------
Income from investment operations:
 Net investment income                                                 .14              .12
 Net realized and unrealized gains (losses)                            .07             (.01)
                                                              ------------------------------
Total from investment operations                                       .21              .11
                                                              ------------------------------
Less distributions from net investment income                         (.13)            (.11)
                                                              ------------------------------
Net asset value, end of period                                       $2.98            $2.90
                                                              ==============================

Total return**                                                        7.53%            3.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                   $25,088            $6,224
Ratios to average net assets:
 Expenses                                                              .60%*            .61%*
 Net investment income                                                9.20%*           9.25%*
Portfolio turnover rate                                               7.30%           20.01%


*Annualized.
**Total return is not annualized.
2For the period January 2, 1997 (effective date) to May 31, 1997.



                                                 See notes to financial statements.



FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND
Statement of Investments, November 30, 1997 (unaudited)

                                                                                    SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
aCommon Stocks  1.1%
aDarling Delaware Co.                                                                     504,447       $ 4,855,302
aFred Meyer, Inc.                                                                          94,870         3,213,721
aNextel Communications, Inc.                                                               65,457         1,652,789
aPenn Traffic Co.                                                                          39,757           347,874
 RJR Nabisco Holdings Corp.                                                               510,000        18,583,125
aSpecialty Food Corp., 144A                                                                97,500               975
aSullivan Broadcast Holdings                                                              262,400         2,525,600
aThermadyne Holdings Corp.                                                                 38,615         1,153,623
aWalters Industries, Inc., Class A                                                        189,505         3,766,412
                                                                                                      -------------
 Total Common Stocks (Cost $32,226,024)                                                                  36,099,421
                                                                                                      -------------
 Rights/Warrants  .3%
aAdvanced Radio Telecom                                                                   195,000         2,496,390
aFoodmaker, Inc.                                                                            8,030           350,991
aGaylord Container Corp.                                                                  232,762         1,629,334
aGrand Union Co., Series 1                                                                 16,789                84
aGrand Union Co., Series 2                                                                 33,578               168
aGulf States Steel                                                                         27,800           139,000
aInternational Wireless Communication Holding                                              36,400         1,820,000
aKendall International, Inc., rights                                                        5,896         1,107,455
aNextel Communications, Inc.                                                               27,250               273
aOccidente Y Caribe Celular, 144A                                                         152,660         1,068,620
aOrion Network System                                                                      35,300           398,890
aWireless One, Inc.                                                                        35,000               350
                                                                                                      -------------
 Total Rights/Warrants (Cost $5,630,565)                                                                  9,011,555
                                                                                                      -------------
 Preferred Stocks  5.0%
 Asia Pulp & Paper Co., Ltd., 144A, 12.00%, pfd.                                       24,700,000        23,279,750
 Cablevision System Corp., 11.125%, pfd., Series L                                        214,022        24,505,519
 California Federal Bank, 11.50%, pfd.                                                    199,000        22,698,438
 CMS Energy Trust, cvt. pfd.                                                              530,000        30,738,299
 Fresenius Medical Care AG, 9.00%, pfd., 12/01/06                                          13,100        13,558,500
 Sinclair Capital, 11.625%, pfd., 144A                                                    147,000        16,243,500
 Time Warner, Inc., 10.25%, pfd.                                                           27,029        30,880,633
                                                                                                      -------------
 Total Preferred Stocks (Cost $144,034,965)                                                             161,904,639
                                                                                                      -------------
 Partnership Units  .1%
 Freeport-McMoRan Resource Partners, Ltd., depository units (Cost $4,290,682)             415,000         3,605,313
                                                                                                      -------------

                                                                                   PRINCIPAL
                                                                                    AMOUNT
                                                                                  -----------
 Bonds  86.9%
 Automotive  1.0%
 Advanced Accesory, senior sub. notes, 144A, 9.75%, 10/01/07                          $ 8,000,000         7,860,000
 Cambridge Industries, Inc., senior sub. notes, 144A, 10.25%, 7/15/07                   5,800,000         6,061,000
 Collins & Aikman Products, senior sub. notes, 11.50%, 4/15/06                          9,000,000        10,215,000
 Automotive (cont.)
bHarvard Industries, Inc., senior notes, 12.00%, 7/15/04                             $ 19,050,000       $ 5,905,500
bHarvard Industries, Inc., senior notes, 11.125%, 8/01/05                               9,900,000         3,069,000
                                                                                                      -------------
                                                                                                         33,110,500
                                                                                                      -------------
 Broadcasting 6.0%
 Benedek Broadcasting, senior notes, 11.875%, 3/01/05                                   7,000,000         7,857,500
 Benedek Comunications, senior disc. notes, zero coupon to 5/15/01, 13.25%
  thereafter, 5/15/06                                                                  24,500,000        18,007,500
 Chancellor Media Corp., senior sub. notes, 8.75%, 6/15/07                             32,000,000        32,720,000
 EZ Communications, Inc., senior sub. notes, 9.75%, 12/01/05                           17,500,000        19,293,750
 Granite Broadcasting Corp., senior sub. notes, Series A, 10.375%, 5/15/05              7,100,000         7,384,000
 Jacor Communications Co., company guaranteed senior sub. notes, 9.75%, 12/15/06        6,400,000         6,848,000
 SCI Television, Inc., senior secured notes, 11.00%, 6/30/05                           19,000,000        20,158,354
 SFX Broadcasting, Inc., senior sub. notes, 10.75%, 5/15/06                            34,200,000        37,363,500
 Sinclair Broadcasting Group, senior sub. notes, 10.00%, 9/30/05                       14,400,000        15,264,000
 Sullivan Broadcast Holdings, deb., 13.25%, 12/15/06                                   16,400,000        17,384,000
 Turner Broadcasting Systems, Inc., senior deb., 8.40%, 2/01/24                         9,500,000         9,986,942
                                                                                                      -------------
                                                                                                        192,267,546
                                                                                                      -------------
 Cable Television  5.8%
 Bell Cablemedia, Plc., senior disc. notes, zero coupon to 7/15/99, 11.95%
  thereafter, 7/15/04                                                                  29,000,000        27,260,000
 Cablevision Systems Corp., senior sub. deb., 10.50%, 5/15/16                          20,000,000        22,900,000
 Cablevision Systems Corp., senior sub. deb., 9.875%, 4/01/23                           5,000,000         5,437,500
 Comcast Corp., senior sub. deb., 9.50%, 1/15/08                                       15,000,000        16,012,500
 Continental Cablevision, Inc., senior deb., 8.875%, 9/15/05                            3,000,000         3,331,323
 Continental Cablevision, Inc., senior deb., 9.50%, 8/01/13                             8,500,000         9,957,512
 Continental Cablevision, Inc., senior sub. deb., 11.00%, 6/01/07                      13,000,000        14,325,857
 Continental Cablevision, Inc., senior sub. deb., 9.00%, 9/01/08                        5,800,000         6,656,625
 Diamond Cable Communications Corp., senior disc. notes, zero coupon to 12/15/99,
  11.75% thereafter,  12/15/05                                                         18,850,000        14,302,438
 Diamond Cable Plc., senior disc. notes, 144A, zero coupon to 2/15/02, 10.75%
  thereafter, 2/15/07                                                                   7,850,000         5,220,250
 Helicon Group L.P. Corp., S.F., senior secured notes, 9.00% coupon to 11/1/96,
  11.00% thereafter, 11/01/03                                                          10,000,000        10,775,000
 Rogers Cablesystems, Inc., senior secured deb., 10.125%, 9/01/12                       5,000,000         5,387,500
 Scott Cable Communications, Inc., junior sub. notes, PIK, 15.00%, 3/18/02              6,930,000         6,618,150
 Scott Cable Communications, Inc., junior sub. notes, PIK, 16.00%, 7/18/02                817,441           147,139
 Tele-Communications, Inc., senior deb., 9.80%, 2/01/12                                20,000,000        24,509,680
 Telewest Plc., deb., zero coupon to 10/01/00, 11.00% thereafter, 10/01/07             13,000,000         9,977,500
 Wireless One Inc., senior disc. notes, zero coupon to 8/01/01, 13.50%
  thereafter, 8/01/06                                                                  13,800,000         3,381,000
                                                                                                      -------------
                                                                                                        186,199,974
                                                                                                      -------------
 Chemicals  2.1%
 Climachem, Inc., company guaranteed, 144A, 10.25%, 12/01/07                            7,500,000         7,631,250
 Huntsman Corp., senior sub. notes, 144A, 9.50%, 7/01/07                               27,500,000        28,531,250
 IMC Fertilizer Group, Inc., senior deb., 9.45%, 12/15/11                               3,400,000         4,228,203
 Terra Industries, Inc., senior notes, Series B, 10.50%, 6/15/05                       15,000,000        16,125,000
 Chemicals (cont.)
 UCC Investors, senior sub. notes, 11.00%, 5/01/03                                    $ 4,850,000       $ 5,238,000
 UCC Investors, sub. notes, zero coupon to 5/01/98, 12.00% thereafter, 5/01/05          6,000,000         5,820,000
                                                                                                      -------------
                                                                                                         67,573,703
                                                                                                      -------------
 Consumer Goods  1.5%
 Herff Jones, Inc., senior sub. notes, 11.00%, 8/15/05                                  3,600,000         3,924,000
 Revlon Consumer Products Corp., senior sub. notes, 10.50%, 2/15/03                    15,000,000        15,825,000
 Revlon Worldwide Corp., senior secured disc. notes, 0.00%, 3/15/98                     4,900,000         4,824,138
 RJR Nabisco, Inc., senior notes, 9.25%, 8/15/13                                       20,000,000        22,610,000
                                                                                                      -------------
                                                                                                         47,183,138
                                                                                                      -------------
 Containers/Packaging  2.5%
 Anchor Glass, first mortgage, 144A, 11.25%, 4/01/05                                   23,700,000        25,951,500
 Container Corp. of America, senior notes, Series A, 9.75%, 4/01/03                    12,000,000        13,020,000
 Container Corp. of America, senior notes, Series A, 11.25%, 5/01/04                    9,000,000         9,945,000
 Four M Corp., senior notes, 12.00%, 6/01/06                                           23,700,000        25,359,000
 Radnor Holdings, senior notes, 10.00%, 12/01/03                                        6,250,000         6,468,750
                                                                                                      -------------
                                                                                                         80,744,250
                                                                                                      -------------
 Energy  3.5%
 Abraxas Petroleum Corp., senior notes, 11.50%, 11/01/04                               22,000,000        23,870,000
 Bellwether Exploration, senior sub. notes, 10.875%, 4/01/07                            5,000,000         5,425,000
 Clark USA, Inc., senior notes, 10.875%, 12/01/05                                      22,000,000        23,980,000
 Energy Ventures, senior notes, 10.25%, 3/15/04                                         6,750,000         7,382,813
 Forcenergy, Inc., senior sub. notes, 9.50%, 11/01/06                                   9,400,000         9,917,000
 Gulf Canada Resources, Ltd., senior sub. notes, 9.25%, 1/15/04                        17,000,000        17,850,000
 Mesa Operating Co., senior sub. notes, zero coupon to 7/01/01, 11.625%
  thereafter, 7/01/06                                                                   4,300,000         3,558,250
 Nuevo Energy Co., senior sub. notes, 9.50%, 4/15/06                                    8,600,000         9,159,000
 Pride Petroleum Services, Inc., senior notes, 9.375%, 5/01/07                          6,600,000         7,095,000
 Rutherford-Moran Oil, senior sub. notes, 144A, 10.75%, 10/01/04                        4,500,000         4,584,375
                                                                                                      -------------
                                                                                                        112,821,438
                                                                                                      -------------
 Financial Services  1.0%
 Homeside Finance, Inc., senior notes, 11.25%, 5/15/03                                  6,870,000         8,192,475
 Polysindo International Finance, company guaranteed, 9.375%, 7/30/07                  27,750,000        24,766,875
                                                                                                      -------------
                                                                                                         32,959,350
                                                                                                      -------------
 Food/Beverages  2.8%
 Beatrice Foods, sub. notes, 1.00%, 11/19/26                                            4,567,000           753,555
 Curtice-Burns Foods, Inc., senior sub. notes, 12.25%, 2/01/05                          3,100,000         3,441,000
 Delta Beverage Group, senior notes, 9.75%, 12/15/03                                    2,800,000         2,940,000
 Dr Pepper Bottling Co. of Texas, senior notes, 10.25%, 2/15/00                         1,540,000         1,582,350
 Dr Pepper Bottling Holdings, S.F., senior disc. notes, zero coupon to 2/15/98,
  11.625% thereafter, 2/15/03                                                           2,000,000         2,070,000
 International Home Foods, senior sub notes, 10.375%, 11/01/06                         11,200,000        12,180,000
 PMI Acquisition Corp., senior sub. notes, 10.25%, 9/01/03                             14,225,000        15,131,844
 RC/Arbys Corp., senior secured notes, 9.75%, 8/01/00                                  14,000,000        14,210,000
 Food/Beverages (cont.)
 Specialty Foods Corp., senior notes, Series B, 10.25%, 8/15/01                      $ 19,000,000      $ 19,095,000
 Texas Bottling Group, Inc., senior sub. notes, 9.00%, 11/15/03                        19,000,000        19,665,000
                                                                                                      -------------
                                                                                                         91,068,749
                                                                                                      -------------
 Food Retailing  3.0%
 Bruno's, Inc., senior sub. notes, 10.50%, 8/01/05                                     12,500,000         4,437,500
 Grand Union Co., senior notes, 12.00%, 9/01/04                                         8,900,000         4,494,500
 Pathmark Stores, Inc., senior sub. notes, 9.625%, 5/01/03                             14,000,000        13,895,000
 Pathmark Stores, Inc., S.F., sub. notes, 11.625%, 6/15/02                             10,000,000        10,150,000
 Penn Traffic Co., senior notes, 8.625%, 12/15/03                                       5,000,000         4,250,000
 Penn Traffic Co., senior notes, 10.375%, 10/01/04                                     10,000,000         9,050,000
 Pueblo Xtra International, senior notes, 9.50%, 8/01/03                                9,500,000         9,084,375
 Pueblo Xtra International, senior notes, 144A, 9.50%, 8/01/03                          5,000,000         4,781,250
 Ralphs Grocery Co., senior notes, 10.45%, 6/15/04                                     19,250,000        21,656,250
 Shoppers Food Warehouse, senior notes, 144A, 9.75%, 6/15/04                           14,750,000        14,971,250
                                                                                                      -------------
                                                                                                         96,770,125
                                                                                                      -------------
 Gaming/Leisure  2.6%
 AMF Group, Inc., senior disc. notes, zero coupon to 3/15/01, 12.25% thereafter,
  3/15/06                                                                              16,400,000        12,751,000
 Aztar Corp., senior sub. notes, 13.75%, 10/01/04                                      19,900,000        22,835,250
 Players International, Inc., senior notes, 10.875%, 4/15/05                            4,750,000         5,153,750
 Showboat, Inc., senior sub. notes, 13.00%, 8/01/09                                    17,000,000        19,550,000
 Six Flags Theme Parks, senior sub. notes, zero coupon to 6/15/98, 12.25%
  thereafter, 6/15/05                                                                  22,000,000        23,430,000
                                                                                                      -------------
                                                                                                         83,720,000
                                                                                                      -------------
 Government  1.1%
 Argentina Government, senior notes, 9.75%, 9/19/27                                    20,000,000        18,470,000
dESCOM, E168, utility deb., 11.00%, 6/01/08 (South Africa)                            108,800,000        18,273,294
                                                                                                      -------------
                                                                                                         36,743,294
                                                                                                      -------------
 Healthcare  3.4%
 Abbey Healthcare Group, Inc., senior sub. notes, 9.50%, 11/01/02                      14,830,000        15,423,200
 Merit Behavioral Care, senior sub. notes, 11.50%, 11/15/05                             9,000,000        10,440,000
 Tenet Healthcare Corp., senior notes, 9.625%, 9/01/02                                  3,400,000         3,689,000
 Tenet Healthcare Corp., senior notes, 8.625%, 12/01/03                                 4,000,000         4,243,292
 Tenet Healthcare Corp., senior sub. notes, 10.125%, 3/01/05                           12,300,000        13,391,625
 Tenet Healthcare Corp., senior sub. notes, 8.625%, 1/15/07                            17,800,000        18,111,500
 Vencor, Inc., senior sub. notes, 8.625%, 7/15/07                                      44,500,000        43,943,750
                                                                                                      -------------
                                                                                                        109,242,367
                                                                                                      -------------
 Industrial  8.3%
 Airxcel Inc., senior sub. notes, 144A, 11.00%, 11/15/07                               13,500,000        13,803,750
 Allied Waste Industries, senior disc. notes, 144A, zero coupon to 6/01/02
  11.30% thereafter, 6/01/07                                                           32,000,000        22,080,000
 Allied Waste North America, Inc., senior sub. notes, 144A, 10.25%, 12/01/06           17,200,000        18,877,000
 American Standard, Inc., S.F., senior sub. deb., zero coupon to 6/01/98,
  10.50% thereafter, 6/01/05                                                           22,850,000        23,135,625
 Clark R & M, Inc., senior sub. notes, 144A, 8.875%, 11/15/07                           9,000,000         9,000,000
 Falcon Building Products, series B, company guarantee, 9.50%, 6/15/07                  4,500,000         4,623,750
 Industrial (cont.)
 Falcon Building Products, series B, company guarantee, zero coupon to 6/15/02,
  10.50% thereafter, 6/15/07                                                          $ 7,250,000     $   4,785,000
 Fleming Companies, Inc., senior sub. notes, 144A, 10.50%, 12/01/04                    15,000,000        15,637,500
 Fleming Companies, Inc., senior sub. notes, 144A, 10.625%, 7/31/07                    14,000,000        14,630,000
 Goss Graphic Systems, Inc., senior sub. notes, 12.00%, 10/15/06                       15,150,000        17,157,375
 GS Superhighway Holdings, senior notes, 10.25%, 8/15/07                               35,000,000        32,200,000
 Inter-City Products Corp., senior secured notes, 9.75%, 3/01/00                       12,600,000        12,915,000
 Intertek Finance Plc., senior sub. notes, 10.25%, 11/01/06                             9,400,000         9,928,750
 Iron Mountain, Inc., senior sub. notes, 144A, 8.75%, 9/30/09                          16,650,000        16,899,750
 Newport News Shipbuilding, senior notes, 8.625%, 12/01/06                              2,600,000         2,717,000
 Newport News Shipbuilding, senior sub. notes, 9.25%, 12/01/06                          5,100,000         5,329,500
 Nortek, Inc., senior notes, 144A, 9.125%, 9/01/07                                     19,200,000        19,392,000
 Thermadyne Industries, Inc., senior sub. notes, 10.25%, 5/01/02                       10,376,000        10,739,160
 Thermadyne Industries, Inc., sub. notes, 10.75%, 11/01/03                             14,387,000        15,322,155
                                                                                                      -------------
                                                                                                        269,173,315
                                                                                                      -------------
 Information Systems/Technology  .4%
 Amphenol Corp., senior sub. notes, 9.875%, 5/15/07                                     5,000,000         5,287,500
 Celestica International, Inc., senior sub. notes, 10.50%, 12/31/06                     7,300,000         7,847,500
                                                                                                      -------------
                                                                                                         13,135,000
                                                                                                      -------------
 Lodging  2.8%
 HMH Properties, Inc., senior notes, 9.50%, 5/15/05                                    20,000,000        21,150,000
 HMH Properties, Inc., series B, company guaranteed, 8.875%, 7/15/07                    8,250,000         8,538,750
 John Q. Hammons Hotels, Inc., first mortgage, 8.875%, 2/15/04                         20,000,000        20,375,000
 John Q. Hammons Hotels, Inc., first mortgage, 9.75%, 10/01/05                          4,500,000         4,747,500
 Prime Hospitality, senior sub. notes, 9.75%, 4/01/07                                  23,200,000        24,592,000
 Red Roof Inns, Inc., senior notes, 9.625%, 12/15/03                                   10,000,000        10,287,500
                                                                                                      -------------
                                                                                                         89,690,750
                                                                                                      -------------
 Media  6.4%
 Ackerley Communications, Inc., senior secured notes, Series B, 10.75%, 10/01/03       12,000,000        12,840,000
 American Media Operation, senior sub. notes, 11.625%, 11/15/04                         8,700,000         9,461,250
 Big Flower Press Holding, senior sub. notes, 144A, 8.875%, 7/01/07                    12,100,000        12,205,875
 Fox Kids Worldwide, Inc., senior discount notes, 144A, zero coupon to 11/1/02,
  10.25% thereafter, 11/01/07                                                          36,300,000        20,781,750
 Fox Kids Worldwide, Inc., senior notes, 144A, 9.25%, 11/01/07                         10,000,000         9,525,000
 Fox/Liberty Networks, LLC, senior discount notes, 144A, zero coupon to 8/15/02,
  9.75% thereafter, 8/15/07                                                            22,650,000        14,269,500
 Fox/Liberty Networks, LLC, senior notes, 144A, 8.875%, 8/15/07                        15,000,000        14,868,750
 Hollinger International, Inc., 9.25%, 2/01/06                                          6,400,000         6,656,000
 Hollinger International, Inc., company guaranteed, senior sub. notes, 9.25%, 3/15/07  12,800,000        13,312,000
 Lamar Advertising Co., senior sub. notes, 9.625%, 12/01/06                            20,000,000        21,300,000
 Outdoor Systems, Inc., company guaranteed, 8.875%, 6/15/07                            34,750,000        35,966,250
 PanAmSat Capital Corp., L.P., S.F., senior sub. disc. notes, zero coupon to 8/01/98,
  11.375% thereafter, 8/01/03                                                          18,000,000        18,039,132
 PanAmSat, debentures, PIK, 12.75%, 4/15/05                                            13,453,000        16,345,395
                                                                                                      -------------
                                                                                                        205,570,902
                                                                                                      -------------
 Metals/Mining  5.6%
 Acme Metals, Inc., senior secured disc. notes, zero coupon to 8/01/97,13.50%
  thereafter, 8/01/04                                                                $ 23,400,000      $ 27,261,000
 AK Steel Corp., senior notes, 10.75%, 4/01/04                                         20,000,000        21,500,000
 AK Steel Corp., senior notes, 9.125%, 12/15/06                                        13,400,000        13,902,500
 Algoma Steel, Inc., first mortgage, 12.375%, 7/15/05                                   8,000,000         9,340,000
 Armco, Inc., senior notes, 9.00%, 9/15/07                                              5,200,000         5,135,000
 Envirosource, Inc., senior notes, 9.75%, 6/15/03                                      17,000,000        17,085,000
 Envirosource, Inc., senior notes, 144A, 9.75%, 6/15/03                                 9,000,000         9,045,000
 Gulf States Steel, first mortgage, 13.50%, 4/15/03                                     9,300,000         9,532,500
 Keystone Consolidated Inds., senior notes, 144A, 9.625%, 8/01/07                       7,000,000         7,175,000
 LTV Corp., company guaranteed, 144A, 8.20%, 9/15/07                                   34,500,000        33,723,750
 Neenah Corp., senior sub. notes, 144A, 11.125%, 5/01/07                                6,100,000         6,633,750
eSheffield Steel Corp., first mortgage, 144A, 11.50%, 12/01/05                         16,000,000        16,000,000
 Ucar Global Enterprises, Inc., senior sub. notes, 12.00%, 1/15/05                      3,090,000         3,499,425
                                                                                                      -------------
                                                                                                        179,832,925
                                                                                                      -------------
 Paper/Forest Products  3.7%
eBear Island LLC/Finance, senior notes, 10.00%, 12/01/07                               11,700,000        11,846,250
 Doman Industries Limited, senior notes, 9.25%, 11/15/07                                6,800,000         6,800,000
 Fort Howard Corp., S.F., pass through trust, 11.00%, 1/02/02                           7,418,563         8,123,326
 Pindo Deli Fin Maruitius, company guaranteed, 144A, 11.75%, 10/01/17                  30,900,000        29,200,500
 Repap New Brunswick, FRN, senior notes, 9.125%, 7/15/00                                8,000,000         7,920,000
 Repap New Brunswick, senior notes, first priority, 9.875%, 7/15/00                    10,000,000        10,225,000
 S.D. Warren Co., senior sub. notes, 12.00%, 12/15/04                                  11,300,000        12,670,125
 Tembec Finance Corp., senior notes, 9.875%, 9/30/05                                   20,000,000        20,950,000
 Tjiwi Kimia FN Mauritius, company guaranteed, 144A, 10.00%, 8/01/04                   11,000,000        10,037,500
                                                                                                      -------------
                                                                                                        117,772,701
                                                                                                      -------------
 Restaurants  2.3%
 Ameriserv Food Co., senior sub. notes, 144A, 10.125%, 7/15/07                         21,500,000        22,252,500
 Ameriserv Food Dist., senior sub. notes, 144A, 8.875%, 10/15/06                       11,350,000        11,350,000
 Family Restaurants, Inc., senior notes, 9.75%, 2/01/02                                10,850,000         8,842,750
 Flagstar Corp., senior notes, 10.75%, 9/15/01                                          2,000,000         2,220,000
 Flagstar Corp., senior notes, 10.875%, 12/01/02                                       11,000,000        12,017,500
bFlagstar Corp., S.F., senior sub. deb., 11.25%, 11/01/04                              13,614,000         6,194,370
 Foodmaker, Inc., senior notes, 9.25%, 3/01/99                                          4,219,000         4,303,380
 Foodmaker, Inc., senior sub. notes, 9.75%, 6/01/02                                     8,400,000         8,673,000
                                                                                                      -------------
                                                                                                         75,853,500
                                                                                                      -------------
 Retail  .4%
 Specialty Retailers, Inc., company guaranteed, 8.50%, 7/15/05                          7,250,000         7,413,125
 Specialty Retailers, Inc., company guaranteed, 9.00%, 7/15/07                          5,000,000         5,100,000
                                                                                                      -------------
                                                                                                         12,513,125
                                                                                                      -------------
 Telecommunication  4.3%
 Advanced Radio Telecom, units, 14.00%, 2/15/07                                        13,000,000        12,350,000
 IntelCom Group, Inc., senior disc. notes, zero coupon to 5/01/01, 12.50%
  thereafter, 5/01/06                                                                  29,000,000        21,170,000
 Telecommunication (cont.)
 Intermedia Communications, series B, senior disc. notes, zero coupon to 7/15/02,
  11.25% thereafter, 7/15/07                                                         $ 37,500,000     $  25,968,750
 Netia Holdings B.V., company guaranteed, 144A, 10.25%, 5/01/07                         9,000,000         8,775,000
 Netia Holdings B.V., company guaranteed, zero coupon to 11/01/01, 144A, 11.25%
  thereafter, 11/01/07                                                                 15,000,000         8,512,500
 Nextlink Communicaitons, senior notes, 9.625%, 10/01/07                               17,350,000        17,566,875
ePoland Telecom Finance, units, 144A, 14.00%, 12/01/07                                 30,000,000        30,862,500
 WorldCom, Inc., senior notes, 8.875%, 1/15/06                                         12,544,000        13,547,520
                                                                                                      -------------
                                                                                                        138,753,145
                                                                                                      -------------
 Textiles/Apparel  .8%
 Hartmarx Corp., senior sub. notes, 10.875%, 1/15/02                                   15,000,000        15,525,000
 WestPoint Stevens, Inc., senior sub. deb., 9.375%, 12/15/05                           10,000,000        10,550,000
                                                                                                      -------------
                                                                                                         26,075,000
                                                                                                      -------------
 Transportation  3.5%
 Delta Air Lines, Inc., S.F., pass-through equipment trust, 10.06%, 1/02/16             9,000,000        11,288,457
 Delta Air Lines, Inc., S.F., pass-through equipment trust, 10.50%, 4/30/16            15,000,000        19,717,095
 Gearbulk Holding, Ltd., senior notes, 11.25%, 12/01/04                                19,000,000        20,995,000
 Howmet Corp., senior sub. notes, 10.00%, 12/01/03                                      4,900,000         5,316,500
 L-3 Communications Corp., senior sub. notes, 144A, 10.375%, 5/01/07                    5,400,000         5,859,000
 Sea Containers Ltd., senior notes, 10.50%, 7/01/03                                    25,000,000        27,125,000
 United Airlines, S.F., pass-through equipment trust, Series B-2, 9.06%, 9/26/14       20,422,000        23,020,016
                                                                                                      -------------
                                                                                                        113,321,068
                                                                                                      -------------
 Utilities  2.0%
 AES China Generating Co., 10.125%, 12/15/06                                            4,400,000         4,444,000
 AES Corp., senior sub. notes, 144A, 8.50%, 11/01/07                                    7,500,000         7,462,500
 California Energy, senior notes, 10.25%, 1/15/04                                      17,500,000        18,900,000
 El Paso Electric Co., first mortgage, 9.40%, 5/01/11                                  12,900,000        14,383,500
 Midland Funding II, S.F., senior lease obligation, Series A, 11.75%, 7/23/05           4,500,000         5,375,880
 Midland Funding II, S.F., senior lease obligation, Series B, 13.25%, 7/23/06          11,500,000        14,534,425
                                                                                                      -------------
                                                                                                         65,100,305
                                                                                                      -------------
 Wireless Communication  10.1%
 Arch Communications Group, Inc., senior disc. notes, zero coupon to 3/15/01,
  10.875% thereafter, 3/15/08                                                          33,450,000        22,077,000
 Comcast Cellular, senior notes, 9.50%, 5/01/07                                        25,600,000        26,720,000
 Dial Call Communications, units, senior disc. notes, zero coupon to 4/15/99,
  12.25% thereafter, 4/15/04                                                            9,750,000         9,262,500
 International Wireless Communication, units, senior disc. notes, zero coupon to
  8/15/01, 14.00% thereafter,  8/15/01                                                 36,400,000        18,928,000
 McCaw International, Ltd., units, 144A, 13.00%, 4/15/07                               28,500,000        16,387,500
 Metrocall, Inc., senior sub. notes, 144A, 9.75%, 11/01/07                             26,300,000        25,971,250
 Millicom International Cellular, S.A., senior disc. notes, zero coupon to
  6/01/00, 13.50% thereafter, 6/01/06                                                  22,300,000        16,279,000
 Nextel Communications, senior disc. notes, 0.00%, 8/15/04                             21,500,000        18,543,750
 Nextel Communications, senior disc. notes, 144A, zero coupon to 10/31/02, 9.75%
  thereafter, 10/31/07                                                                 20,500,000        11,864,375
 Occidente Y Caribe Celular,units, zero coupon to3/15/01, 14.00% thereafter, 3/15/04   38,165,000        27,860,450
 Orion Network Systems, units, zero coupon to 1/15/02, 12.50% thereafter, 1/15/07      35,300,000        26,122,000
 Paging Network, Inc., senior sub. notes, 10.125%, 8/01/07                             17,000,000        17,637,500
 Paging Network, Inc., senior sub. notes, 10.00%, 10/15/08                             14,800,000        15,299,500
 Wireless Communication (cont.)
 Rogers Cantel Mobile Communications, Inc., senior secured deb., 9.75%, 6/01/16      $ 30,000,000     $  31,950,000
 Sprint Spectrum L.P., senior disc. notes, zero coupon to 8/01/01, 12.50%
  thereafter, 8/15/06                                                                  23,200,000        18,096,000
 Sygnet Wireless, Inc., senior notes, 11.50%, 10/01/06                                 20,130,000        21,690,075
                                                                                                      -------------
                                                                                                        324,688,900
                                                                                                      -------------
Total Bonds (Cost $2,697,195,559)                                                                     2,801,885,070
                                                                                                      -------------
cRepurchase Agreement  5.7%
 Joint Repurchase Agreement, 5.692%, 12/01/97, (Maturity Value $184,139,365) (Cost $184,052,069)
  B.A. Securities, Inc.
  Barclays de Zoete Wedd Securities, Inc.
  Bear, Stearns & Co., Inc.
  CIBC Wood Gundy Securities Corp.
  Daiwa Securities America, Inc.
  Donaldson, Lufkin & Jenrette Securities Corp.
  Fuji Securities, Inc.
  Sanwa Securities (USA) Co., L.P.
  Swiss Bank Corp. Investment Bank
  The Nikko Securities Co. International, Inc.
  UBS Securities, L.L.C.
   Collateralized by U.S. Treasury Bills and Notes                                    184,052,069       184,052,069
                                                                                                      -------------
 Total Investments (Cost $3,067,429,864)  99.1%                                                       3,196,558,067
 Other Assets, less Liabilities  .9%                                                                     27,944,954
                                                                                                      -------------
 Net Assets  100.0%                                                                                  $3,224,503,021
                                                                                                      =============





aNon-income producing.
bSee Note 6 regarding defaulted securities.
cInvestment is through participation in a joint account with other funds managed by the investment advisor. At November 30, 1997, all repurchase agreements held by the Fund had been entered into on that date.
dFace amount is stated in foreign currency and value is stated in U.S. dollars.
eSufficient   collateral  has  been  segregated  for  securities   traded  on  a
when-issued or delayed delivery basis.



FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND
Financial Statements

Statement of Assets and Liabilities
November 30, 1997 (unaudited)

Assets:
 Investments in securities, at value (cost $3,067,429,864)                                  $3,196,558,067
 Cash                                                                                            4,333,320
 Receivables:
  Investment securities sold                                                                    17,259,062
  Capital shares sold                                                                            6,072,145
  Dividends and interest                                                                        64,271,263
                                                                                             -------------
      Total assets                                                                           3,288,493,857
                                                                                             -------------
Liabilities:
 Payables:
  Investment securities purchased                                                               57,700,000
  Capital shares redeemed                                                                          520,403
  Affiliates                                                                                     2,297,234
  Shareholders                                                                                   3,105,036
 Other liabilities                                                                                 368,163
                                                                                             -------------
      Total liabilities                                                                         63,990,836
                                                                                             -------------
       Net assets, at value                                                                 $3,224,503,021
                                                                                             =============
Net assets consist of:
 Undistributed net investment income                                                            15,673,879
 Net unrealized appreciation                                                                   129,074,453
 Accumulated net realized loss                                                                (369,688,711)
 Capital shares                                                                              3,449,443,400
                                                                                             -------------
      Net assets, at value                                                                  $3,224,503,021
                                                                                             =============
Class I:
 Net asset value per share ($2,945,746,293 / 989,368,923 shares outstanding)*                        $2.98
                                                                                             -------------
 Maximum offering price per share (net asset value per share / 95.75%)                               $3.11
                                                                                             -------------
Class II:
 Net asset value per share ($253,668,700 / 85,050,129 shares outstanding)*                           $2.98
                                                                                             -------------
 Maximum offering price per share (net asset value per share / 99.0%)                                $3.01
                                                                                             -------------
Advisor Class:
 Net asset value and maximum offering price per share ($25,088,028 / 8,421,613 shares outstanding)   $2.98
                                                                                             -------------


*Redemption price is equal to net asset value less any applicable contingent deferred sales charges.



FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND
Financial Statements (continued)

Statement of Operations
for the six months ended November 30, 1997 (unaudited)

Investment income:
 Dividends                                                                                     $ 6,303,009
 Interest                                                                                      143,047,320
                                                                                             -------------
      Total investment income                                                                              $149,350,329
Expenses:
 Management fees (Note 3)                                                                        7,032,955
 Distribution fees (Note 3)
  Class I                                                                                        1,715,438
  Class II                                                                                         657,800
 Transfer agent fees (Note 3)                                                                    1,099,937
 Custodian fees                                                                                     17,599
 Reports to shareholders                                                                           612,907
 Registration and filing fees                                                                      270,062
 Professional fees                                                                                  55,377
 Trustees' fees and expenses                                                                        39,126
 Other                                                                                              25,459
                                                                                             -------------
      Total expenses                                                                                         11,526,660
                                                                                                          -------------
       Net investment income                                                                                137,823,669
                                                                                                          -------------
Realized and unrealized gains:
 Net realized gain from:
  Investments                                                                                    1,533,452
  Foreign currency transactions                                                                     14,055
                                                                                             -------------
      Net realized gain                                                                                       1,547,507
                                                                                                          -------------
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                   71,950,488
  Translation of assets and liabilities denominated in foreign currencies                          (69,454)
                                                                                             -------------
      Net unrealized appreciation                                                                            71,881,034
                                                                                                          -------------
Net realized and unrealized gain                                                                             73,428,541
                                                                                                          -------------
Net increase in net assets resulting from operations                                                       $211,252,210
                                                                                                          -------------



FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Financial Statements (continued)

Statements of Changes in Net Assets
for the six months ended November 30, 1997 (unaudited) and the year ended May 31, 1997

                                                                                   Six Months Ended         Year Ended
                                                                                     11/30/97                 5/31/97
                                                                                  -------------------------------------
Increase in net assets:
 Operations:
  Net investment income                                                           $ 137,823,669           $ 231,525,511
  Net realized gain from investments and foreign currency transactions                1,547,507              12,396,658
  Net unrealized appreciation on investments and translation of assets and liabilities
 denominated in foreign currencies                                                   71,881,034              86,795,388
                                                                                  -------------------------------------
      Net increase in net assets resulting from operations                          211,252,210             330,717,557
 Distributions to shareholders from:
  Net investment income:
   Class I                                                                         (124,549,063)           (221,817,438)
   Class II                                                                          (8,103,239)             (7,337,363)
   Advisor Class                                                                       (671,647)               (111,931)
 Total distributions to shareholders                                               (133,323,949)           (229,266,732)
                                                                                  --------------------------------------
 Capital share transactions (Note 2):
  Class I                                                                           233,832,875             357,273,624
  Class II                                                                           97,952,173             101,480,560
  Advisor Class                                                                      18,577,999               6,204,815
                                                                                  -------------------------------------
 Total capital share transactions                                                   350,363,047             464,958,999
      Net increase in net assets                                                    428,291,308             566,409,824
Net assets:
 Beginning of period                                                              2,796,211,713           2,229,801,889
                                                                                  -------------------------------------
 End of period                                                                    $3,224,503,021         $2,796,211,713
                                                                                  =====================================
Undistributed net investment income included in net assets:
 End of period                                                                     $ 15,673,879            $ 11,174,159
                                                                                  =====================================


                                                 See notes to financial statements.



FRANKLIN HIGH INCOME TRUST
AGE HIGH INCOME FUND

Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin High Income Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The Trust consists of one fund, the Franklin AGE High Income Fund (the Fund), which seeks to provide a high level of current income while seeking capital appreciation. The following summarizes the Fund's significant accounting policies.

a. Security Valuation:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

d. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount is amortized on an income tax basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

e. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

The Fund offers three classes of shares: Class I, Class II and Advisor Class. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At November 30, 1997, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:


                                                         Six Months Ended                     Year Ended
                                                         NOVEMBER 30, 1997                   MAY 31, 1997
                                                  -----------------------------------------------------------------
                                                     SHARES            AMOUNT           SHARES           AMOUNT
                                                  -----------------------------------------------------------------
Class I
Shares sold                                        190,194,399      $562,757,363     293,629,457      $835,438,509
Shares issues on reinvestment of distributions      18,363,528        53,965,659      33,179,593        93,767,624
Shares redeemed                                   (129,321,788)     (382,890,147)   (200,712,344)     (571,932,509)
                                                  -----------------------------------------------------------------
Net increase                                        79,236,139      $233,832,875     126,096,706      $357,273,624
                                                  =================================================================
Class II
Shares sold                                         39,009,126      $115,738,738      40,869,751      $116,747,378
Shares issues on reinvestment of distributions       1,532,843         4,519,207       1,379,201         3,919,843
Shares redeemed                                     (7,517,547)      (22,305,772)     (6,744,056)      (19,186,661)
                                                  -----------------------------------------------------------------
Net increase                                        33,024,422      $ 97,952,173      35,504,896      $101,480,560
                                                  =================================================================
Advisor Class*
Shares sold                                          8,403,532       $24,858,635       2,709,819       $ 7,822,829
Shares issues on reinvestment of distributions         215,479           635,742          36,816           105,353
Shares redeemed                                     (2,342,251)       (6,916,378)       (601,782)       (1,723,367)
                                                  -----------------------------------------------------------------
Net increase                                         6,276,760       $18,577,999       2,144,853       $ 6,204,815
                                                  =================================================================


*Effective date of Advisor Class shares was January 2, 1997.



3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, Inc. (FT Services), and Franklin/Templeton Investor Services, Inc. (Investor Services) the Fund's investment manager, principal underwriter, administrative manager, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Funds as follows:


      Annualized
       FEE RATE            MONTH-END NET ASSETS
     ---------------------------------------------------------------------------
         .625%             First $100 million
         .500%             Over $100 million, up to and including $250 million
         .450%             In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .15% and .65% per year of its average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund shares, and received contingent deferred sales charges for the period of $759,130 and $61,533, respectively.


4. INCOME TAXES

At May 31, 1997, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

       Capital loss carryovers expiring in:

       1998                              $ 83,257,163
       1999                               192,912,531
       2000                                63,753,106
       2001                                14,304,993
       2002                                12,243,104
       2003                                 4,606,276
                                        -------------
                                         $371,077,173
                                        =============


4. INCOME TAXES (cont.)

At November 30, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $3,067,429,864 was as follows:

      Unrealized appreciation                 $202,551,702
      Unrealized depreciation                 $(73,423,499)
                                             --------------
      Net unrealized appreciation             $129,128,203
                                             ==============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and foreign currency transactions. Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended November 30, 1997 aggregated $818,626,443 and $374,790,778, respectively.


6. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 84.45% of its portfolio invested in lower rated and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At November 30, 1997, the Fund held defaulted securities issued with a value aggregating $15,168,870 representing .5% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.

The Fund has investments in excess of 10% of its total net assets in the Wireless Communication industry. Such concentration may subject the Fund more significantly to economic changes occuring within that industry.


7. REORGANIZATION TO DELAWARE BUSINESS TRUST

On May 13, 1996, the Board of Trustees approved an Agreement and Plan of Reorganization (the Agreement) whereby the Fund would be reorganized and its domicile changed from a Colorado corporation to a Delaware business trust. In connection with these changes, the Trust's name was also changed to Franklin High Income Trust, formerly known as the AGE High Income Fund, Inc. On October 1, 1996, shareholders of AGE High Income Fund approved the agreement.








FRANKLIN'S AGE HIGH INCOME FUND SEMI-ANNUAL REPORT NOVEMBER 30, 1997


APPENDIX

DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304(a) OF REGULATION S-T)


GRAPHIC MATERIAL (1)

This chart shows in pie format the composition of the fund's portfolio on 11/30/97, based on total net assets.


Portfolio Composition
Bonds                               86.9%
Equities                             6.5%
Short-Term Obligations &
Other Net Assets                     6.6%